Consolidated Statements of Financial Position (Parentheticals) - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Statement of Financial Position [Abstract]
Accounts payable VIE amount	¥ 11,125	¥ 12,863
Investors’ deposit VIE amount	118,796	72,189
Other payables and accrued expenses VIE amount	62,479	57,857
Lease liabilities, current VIE amount	4,855	7,659
Income taxes payable VIE amount	3,536	1,106
Other tax liabilities VIE amount		10,940
Amount due to related parties VIE amount	292
Advance receipts VIE amount
Other tax liabilities, non-current VIE amount	11,730
Lease liabilities, non-current VIE amount	¥ 15,154	¥ 7,351
Ordinary shares authorized (in Shares)	2,000,000,000	2,000,000,000
Ordinary shares, issued (in Shares)	90,472,014	90,472,014
Ordinary shares, outstanding (in Shares)	90,472,014	90,472,014
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share)	¥ 0.001	¥ 0.001